Investment Objectives and Goals	Jan. 27, 2026
Unusual Whales Subversive Democratic Trading ETF
Prospectus [Line Items]
Risk/Return [Heading]	Unusual Whales Subversive Democratic Trading ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Unusual Whales Subversive Democratic Trading ETF (the “Fund” or the “Democratic Trading ETF”) seeks to achieve long-term capital appreciation.
Unusual Whales Subversive Republican Trading ETF
Prospectus [Line Items]
Risk/Return [Heading]	Unusual Whales Subversive Republican Trading ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Unusual Whales Subversive Republican Trading ETF (the “Fund” or the “Republican Trading ETF”) seeks to achieve long-term capital appreciation.